CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENT LIABILITIES
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

NOTE 7: — COMMITMENTS AND CONTINGENT LIABILITIES

As of June 30, 2023 the Company issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for a total secured amount of $55.

Certain long-term investments in the amount of $255 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activity

NOTE 19: — CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

As of December 31, 2022 the Group issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for total secured amount of $56.

A certain short-term investment in the amount of $200 and a certain long-term deposit in the amount of $55 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activity